Disclosure of detailed information about summary of inventories held by the AGM of joint venture (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Total current inventories		$ 33,887
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Gold dore on hand	$ 0
Gold-in-process	5,325
Ore stockpiles	55,698
Materials and spare parts	17,004
Total Inventories	78,027
Less non-current inventories:	(9,886)
Total current inventories	$ 68,141